Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000099791
Account Value [Line Items]
Line Graph and Table Measure Name	Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares
Account Value	$ 10,000	$ 17,110	$ 14,323	$ 13,286	$ 14,188	$ 12,897	$ 13,296	$ 12,471	$ 11,959	$ 10,983	$ 10,417
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
ICE BofA US ABS & CMBS Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US ABS & CMBS Index (TR) (USD)
Account Value	$ 10,000	$ 12,494	$ 11,419	$ 11,039	$ 12,140	$ 11,965	$ 11,535	$ 10,704	$ 10,674	$ 10,483	$ 10,154